POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments
January 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 49.2%
Consumer Discretionary Products — 9.3%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 357,000	$ 352,284
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	1,235,000	1,127,999
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	1,251,000	1,079,425
		2,559,708
Consumer Staple Products — 1.7%
B&G Foods, Inc., 5.25%, 4/1/25	473,000	464,871
Industrial Products — 13.5%
F-Brasile SpA, Series XR, 7.375%, 8/15/26(a)	340,000	336,175
Madison IAQ, LLC, 5.875%, 6/30/29(a)	983,000	875,029
Material Sciences Corp., 13.115%, 7/9/26(b)(c)(d)	845,355	845,354
SPX Flow, Inc., 8.75%, 4/1/30(a)	570,000	561,297
Titan Acquisition Ltd., 7.75%, 4/15/26(a)	1,117,000	1,119,904
		3,737,759
Materials — 18.7%
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	1,399,000	1,280,094
Century Aluminum Co., 7.50%, 4/1/28(a)	776,000	749,235
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(c)(e)	402,000	40
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	924,000	894,218
Polished Metals Ltd. Note, 16.448% (SOFR +900 bps), 4/14/27(b)(c)(d)(f)	1,193,573	1,193,574
Specialty Steel Holdings, Inc., 15.39%, 11/15/26(b)(c)	1,060,000	1,060,000
		5,177,161
Media — 5.0%
Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(a)	290,000	251,735
Sterling Entertainment Enterprises, LLC, 10.25%, 1/15/25(b)(c)(d)	1,148,000	1,130,780
		1,382,515
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — 1.0%
Presidio Holdings, Inc., 8.25%, 2/1/28(a)	$280,000	$ 277,433
TOTAL CORPORATE BONDS (Cost $13,469,554)		13,599,447
SENIOR LOANS†(f) — 36.4%
Consumer Discretionary Services — 1.6%
Kuehg Corp., Initial Term Loan, 10.348% (SOFR +500 bps), 6/12/30	428,671	428,512
Consumer Staple Products — 4.0%
VC GB Holdings I Corp., Second Lien Initial Term Loan, 12.36% (SOFR +701 bps), 7/23/29	1,146,859	1,111,307
Financial Services — 0.8%
Nexus Buyer, LLC, Second Lien Term Loan, 11.683% (SOFR +635 bps), 11/5/29	232,161	228,245
Health Care — 2.8%
Aveanna Healthcare, LLC, Initial Term Loan, 12.538% (SOFR +715 bps), 12/10/29	726,122	566,375
EyeCare Partners, LLC, Second Lien Initial Term Loan, 12.324% (SOFR +675 bps), 11/15/29	721,182	219,059
		785,434
Industrial Products — 3.5%
Engineered Machinery Holdings, Inc., Second Lien Amendment No 3 Incremental Term Loan, 11.61% (SOFR +626 bps), 5/21/29	558,175	545,616
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.11% (SOFR +676 bps), 5/21/29	428,099	408,835
		954,451
Industrial Services — 6.5%
Ankura Consulting Group, LLC, Second Lien Closing Date Term Loan, 13.45% (SOFR +800 bps), 3/19/29	469,262	428,788
Infinite Bidco, LLC, Second Lien Initial Term Loan, 12.574% (SOFR +700 bps), 3/2/29	474,202	395,958

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — (Continued)
LaserShip, Inc., Second Lien Initial Loan, 13.396% (SOFR +793 bps), 5/7/29	$701,424	$ 572,832
RLG Holdings, LLC, Second Lien Closing Date Initial Term Loan, 12.947% (SOFR +761 bps), 7/6/29	454,443	410,990
		1,808,568
Insurance — 3.8%
Asurion, LLC, New B-4 Term Loan, 10.697% (SOFR +536 bps), 1/20/29	1,096,592	1,037,990
Materials — 4.4%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(b)(c)(d)	91,506	91,506
CP Iris Holdco I, Inc., Initial Term Loan, 12.433% (SOFR +700 bps), 10/1/29(c)	470,000	425,938
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, 9.848% (SOFR +450 bps), 9/15/28	706,450	704,684
		1,222,128
Media — 7.6%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 9.074% (SOFR +350 bps), 8/21/26	950,000	938,638
MH Sub I, LLC, Second Lien Term Loan, 11.583% (SOFR + 625 bps), 2/23/29	1,199,974	1,146,971
		2,085,609
Technology Hardware & Semiconductors — 1.0%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	280,000	277,550
Telecommunications — 0.4%
Xplornet Communications, Inc., Second Lien Initial Term Loan, 12.61% (SOFR +726 bps), 10/1/29	469,262	100,389
TOTAL SENIOR LOANS (Cost $11,179,216)		10,040,183
	Number of Shares	Value
COMMON STOCKS† — 6.4%
Industrial Products — 0.7%
Utex Industries, Inc.(b)(c)(d)*	2,718	$ 188,928
Materials — 3.9%
Arctic Canadian Diamond Co. Ltd.(b)(c)(d)*	134	37,654
Burgundy Diamond Mines Ltd.(c)(d)*	242,800	28,672
Specialty Steel Holdings, Inc.(b)(c)*	6	996,859
		1,063,185
Retail & Wholesale - Discretionary — 1.8%
ATD New Holdings, Inc.(b)(c)*	10,489	503,787
Software & Technology Services — 0.0%
Skillsoft Corp.*	25	351
TOTAL COMMON STOCKS (Cost $1,489,420)		1,756,251
PREFERRED STOCKS† — 2.4%
Consumer Discretionary Services — 2.4%
Learning Care Group P/S(b)(c)(d)*	397	659,418
TOTAL PREFERRED STOCKS (Cost $435,930)		659,418
	Par Value
WARRANTS† — 0.0%
Consumer Discretionary Services — 0.0%
CWT Travel Holdings, Inc., Strike Price: $57.00, 11/19/2026(b)(c)*	$2,015	—
CWT Travel Holdings, Inc., Strike Price: $67.69, 11/19/2028(b)(c)*	2,122	—
Learning Care Group Warrant(b)(c)(d)*	117	—
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/2025(b)(c)(d)*	2,840	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 94.4% (Cost $26,574,120)		26,055,299
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.6%		1,553,269
NET ASSETS - 100.0%		$27,608,568

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2024, these securities amounted to $8,904,868 or 32.25% of the Fund's net assets.
(b)	Security is fair valued by Polen Capital Credit, LLC (the "Adviser"), in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at January 31, 2024.
(d)	Security deemed to be restricted as of January 31, 2024. As of January 31, 2024, the fair value of restricted securities in the aggregate was $4,175,886, representing 15.13% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(e)	Security is currently in default.
(f)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2024.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System ("BICS").
*	Non-income producing.
LLC	Limited Liability Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2024
(Unaudited)
A. Portfolio Valuation:
The Polen Credit Opportunities Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. The Fund’s fixed income securities and floating rate loans are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Securities that do not have a readily available current market value are valued by the Fund’s investment adviser, Polen Capital Credit, LLC ("Polen Credit" or the "Adviser"), as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Fund’s Board of Trustees. The Adviser’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Adviser as valuation designee will monitor for significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The valuations for corporate bonds and senior loans are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Corporate Bonds
Consumer Discretionary Products	$2,559,708	$—	$2,559,708	$—
Consumer Staple Products	464,871	—	464,871	—
Industrial Products	3,737,759	—	2,892,405	845,354
Materials	5,177,161	—	2,923,587	2,253,574
Media	1,382,515	—	251,735	1,130,780
Software & Technology Services	277,433	—	277,433	—
Senior Loans
Consumer Discretionary Services	428,512	—	428,512	—
Consumer Staple Products	1,111,307	—	1,111,307	—
Financial Services	228,245	—	228,245	—
Health Care	785,434	—	785,434	—
Industrial Products	954,451	—	954,451	—
Industrial Services	1,808,568	—	1,808,568	—
Insurance	1,037,990	—	1,037,990	—
Materials	1,222,128	—	1,130,622	91,506
Media	2,085,609	—	2,085,609	—
Technology Hardware & Semiconductors	277,550	—	277,550	—
Telecommunications	100,389	—	100,389	—
Common Stocks
Industrial Products	188,928	—	—	188,928
Materials	1,063,185	28,672	—	1,034,513
Retail & Wholesale - Discretionary	503,787	—	—	503,787
Software & Technology Services	351	351	—	—
Preferred Stocks
Consumer Discretionary Services	659,418	—	—	659,418
Warrants
Consumer Discretionary Services	—	—	—	—*
Industrial Products	—	—	—	—*
Total Assets	$26,055,299	$29,023	$19,318,416	$6,707,860

*	Current value is $0.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
	Corporate Bonds	Senior Loans	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of August 28, 2023	$—	$—	$—	$—	$—	$—
Purchases	4,236,838	91,506	1,444,208	435,931	—	6,208,483
Accrued premiums/(discounts)	2,995	—	—	—	—	2,995
Net change in unrealized appreciation/(depreciation)	(10,125)	—	283,020	223,487	—	496,382
Balance as of January 31, 2024	$4,229,708	$91,506	$1,727,228	$659,418	$—*	$6,707,860

Net change in unrealized appreciation/(depreciation) on investments held at January 31, 2024	$(10,125)	$—	$283,020	$223,487	$—	$496,382

* Current value is $0.
The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of certain material Level 3 investments.
Asset Class	Value as of January 31, 2024	Valuation Technique(s)	Unobservable Inputs	Range of Inputs (Weighted Average)	(Weighted Average)
Corporate Bonds	$4,229,708	Yield analysis	Yield to maturity/worst	11.90% - 15.13%	13.53%

Senior Loans	91,506	Yield analysis	Yield to maturity/worst	17.49%	17.49%

Common and Preferred Stocks	2,348,992	Market Approach	EBITDA multiple market	7.26x - 9.02x	8.29x
			Weight ascribed to approach	50%
		Discounted cash flow analysis	Discount rate	11.24% - 16.92%	14.00%
			Termination value multiple	5.00x - 10.00x	7.63x
			Weight ascribed to approach	50%
	37,654	Discounted cash flow analysis	Discount rate	13.29%	13.29%
			Weight ascribed to approach	100%

Warrants	–*	Intrinsic value	Strike price per share	$57.00 - $1,678.62	N/A
			Per share value (fully diluted)	$0.00 - $1,125.82
Total	$6,707,860
* Current value is $0.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2024
(Unaudited)
in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
From August 28, 2023, commencement of operations, to January 31, 2024, there were no transfers in or out of Level 3.
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of January 31, 2024:
	Security Type	Acquisition Date*	Cost	Value
Arctic Canadian Diamond Co. Ltd.	Common Stocks	2/3/2021	$—	$37,654
Arctic Canadian Diamond Company Ltd.	Senior Loans	2/3/2021	91,506	91,506
Burgundy Diamond Mines Ltd.	Common Stocks	7/3/2023	40,687	28,672
Learning Care Group P/S	Preferred Stocks	3/9/2018	435,930	659,418
Learning Care Group Warrant	Warrants	3/9/2018	—	—
Material Sciences Corp.	Corporate Bonds	7/9/2018	845,355	845,354
Polished Metals Ltd. Note	Corporate Bonds	4/14/2022	1,193,573	1,193,574
Sterling Entertainment Enterprises, LLC	Corporate Bonds	12/27/2017	1,140,905	1,130,780
Utex Industries Holdings, LLC	Warrants	12/3/2020	—	—
Utex Industries, Inc.	Common Stocks	12/3/2020	136,007	188,928
				$4,175,886

* The acquisition date listed is the original acquisition date by the Predecessor Fund.
Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

POLEN CREDIT OPPORTUNITIES FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2024
(Unaudited)
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.